Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	March 31,	December 31,
	2020	2019
Cash	$1,884,429	$2,670,877
Cash equivalent	5,650,156	8,424,971
	$7,534,585	$11,095,848